Contract Liabilities (Customer Advances)	12 Months Ended
Dec. 31, 2023
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Contract Liabilities (Customer Advances)	CONTRACT LIABILITIES (CUSTOMER ADVANCES)

	December 31, 2023	December 31, 2022
Contract liabilities	$2,010,422	$1,994,236
Less: Contract liabilities presented under long-term liabilities	354,319	217,075
	$1,656,103	$1,777,161

During the year ended December 31, 2023, the Company recognized approximately $858,965 of its contract liabilities.

As for guarantees and liens, see Notes 21D, 21G.